Cover	Aug. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2023
Entity File Number	001-35570
Entity Registrant Name	Sonnet BioTherapeutics Holdings, Inc.
Entity Central Index Key	0001106838
Entity Tax Identification Number	20-2932652
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Overlook Center
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	(609)
Local Phone Number	375-2227
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SONN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false